Redeemable Convertible Preferred Stock and Stockholders' Deficit (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Temporary equity
As of December 31, 2024, the Company had five classes of redeemable convertible preferred stock, which consisted of the following (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	60,000	45,567	$0.05	$2,039	$2,039
Series A	24,182	19,361	0.12	2,256	2,256
Series B	79,979	79,979	5.58	550,595	446,002
Series B-1	12,485	10,205	0.40	4,091	4,091
Series C	29,523	29,523	38.95	1,163,130	1,163,671
Total	206,169	184,635		$1,722,111	$1,618,059

As of December 31, 2023 and 2024, the Company had four and five classes of redeemable convertible preferred stock, respectively. As of December 31, 2023, redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	60,000	48,896	$0.05	$2,205	$2,205
Series A	24,182	19,879	0.12	2,316	2,316
Series B	79,979	75,496	5.58	455,996	421,001
Series B-1	12,485	10,407	0.40	4,173	4,173
Total	176,646	154,678		$464,690	$429,695

As of December 31, 2024, redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	60,000	45,567	$0.05	$2,039	$2,039
Series A	24,182	19,361	0.12	2,256	2,256
Series B	79,979	79,979	5.58	550,595	446,002
Series B-1	12,484	10,205	0.40	4,091	4,091
Series C	29,523	29,523	38.95	1,163,130	1,163,671
Total	206,169	184,635		$1,722,111	$1,618,059

Schedule of stock options activity
The following table summarizes stock option activity under the 2019 Plan (share data and aggregate intrinsic value in thousands):

	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at January 1, 2025	47,219	$1.74	7	$2,163,455
Granted	—	—
Exercised	(2,950)	1.53
Forfeited, expired, or canceled	(164)	6.62
Outstanding at June 30, 2025	44,105	$1.74	7	$7,114,827
Vested and expected to vest at June 30, 2025	44,105	$1.74	7	$7,114,827
Exercisable at June 30, 2025	31,596	$1.14	6	$5,116,131

The following table summarizes stock option activity under the Plan (share data and aggregate intrinsic value in thousands):

	Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at January 1, 2023	32,655	$0.33	8	$20,770
Granted	23,300	3.48
Exercised	(4,337)	0.38
Forfeited, expired, or canceled	(379)	1.70
Outstanding at December 31, 2023	51,239	$1.75	8	$795,013

Granted	—	—
Exercised	(2,872)	1.01
Forfeited, expired, or canceled	(1,148)	4.05
Outstanding at December 31, 2024	47,219	$1.74	7	$2,163,455
Vested and expected to vest at December 31, 2023	51,239	$1.75	8	$795,013
Vested and expected to vest at December 31, 2024	47,219	$1.74	7	$2,163,455
Exercisable at December 31, 2023	24,356	$0.37	6	$411,567
Exercisable at December 31, 2024	31,019	$0.98	6	$1,444,794

Stock options, valuation assumptions
The Black-Scholes option-pricing model assumptions used to value the employee stock options at the grant dates were as follows, presented on a weighted-average basis except for the fair value of common stock which is presented on a range basis:

	Year Ended December 31, 2022	Year Ended December 31, 2023
Fair value of common stock	$0.55 - 0.99	$1.86 - 17.27
Expected volatility	97%	58%
Expected term (in years)	6	6
Risk-free interest rate	4%	4%
Expected dividend yield	0%	0%

Restricted stock unit activity
RSUs granted typically vest over four years. The following table summarizes restricted stock unit activity under the 2019 and 2025 Plans (share data in thousands):

	Shares	Weighted- Average Fair Value Per Share
Balance at January 1, 2025	15,455	$38.80
Granted	13,188	62.39
Vested	(2,599)	33.36
Forfeited, expired, or canceled	(367)	36.57
Unvested balance at June 30, 2025	25,677	$51.50
Vested and not yet settled	9	45.96
Outstanding at June 30, 2025	25,686	$51.50

RSUs granted typically vest over four years. The following table summarizes restricted stock unit activity under the Plan for the year ended December 31, 2024 (share data in thousands):

	Shares	Weighted- Average Fair Value Per Share
Balance at January 1, 2024	—	$—
Granted	15,733	38.56
Vested	—	—
Forfeited, expired, or canceled	(278)	25.18
Unvested balance at December 31, 2024	15,455	$38.80

Stock-based compensation expense
Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of revenue	$2,701	$350	$5,394	$738
Technology and infrastructure	47,683	2,080	102,282	4,437
Sales and marketing	8,494	848	11,314	1,715
General and administrative	86,127	4,382	209,988	8,959
Total stock-based compensation expense(1)(2)	$145,005	$7,660	$328,978	$15,849

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations was as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Cost of revenue	$133	$694	$1,307
Technology and infrastructure	624	7,100	10,137
Sales and marketing	74	1,740	3,408
General and administrative	659	5,620	16,635
Total stock-based compensation expense	$1,490	$15,154	$31,487